Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	Unified Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001199046
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2023
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2023
Prospectus Date	rr_ProspectusDate	Oct. 28, 2023
Silk Invest New Horizons Frontier Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Silk Invest New Horizons Frontier Fund (the “Fund”) is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Expense Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions the Fund will invest at least 80% of its net assets in securities of issuers located in frontier markets, or whose primary operations or principal trading markets are in frontier markets, and depositary receipts (including American Depositary Receipts) of such issuers. “Frontier markets” are a subset of “emerging markets,” representing countries that generally have smaller economies or less developed capital markets than traditional emerging market countries. In general, “frontier” market countries are currently considered by the Fund’s adviser, Silk Invest Limited (the “Adviser”), to be those countries included in at least one of the following frontier markets indices: MSCI Frontier Markets Index, Russell Frontier Index, FTSE Frontier Index or S&P Frontier BMI Index. These countries typically are located in Central and Eastern Europe, Africa, the Middle East, Asia and Central and South America.

The Adviser currently considers the following countries, among others, to be frontier market countries:

●	Central and Eastern Europe: Belarus, Bosnia and Herzegovina, Bulgaria, Croatia, Czech Republic, Estonia, Georgia, Hungary, Latvia, Lithuania, Macedonia, Montenegro, Romania, Serbia, Slovakia, Slovenia, Turkey, and Ukraine

●	Africa: Botswana, Cote d’Ivoire, Egypt, Ghana, Kenya, Malawi, Mauritius, Morocco, Mozambique, Namibia, Nigeria, South Africa, Swaziland, Tanzania, Tunisia, Uganda, Zambia, and Zimbabwe

●	Middle East: Bahrain, Jordan, Kuwait, Lebanon, Oman, Qatar, Saudi Arabia, and United Arab Emirates

●	Asia: Azerbaijan, Bangladesh, Cambodia, Indonesia, Kazakhstan, Mongolia, Pakistan, Philippines, Sri Lanka, Thailand, Turkmenistan, Vietnam

●	Central and South America: Argentina, Chile, Colombia, Ecuador, Jamaica, Panama, Paraguay, Peru, Trinidad and Tobago, Uruguay, Venezuela

The Adviser may make adjustments to the list of frontier market countries from time to time based on economic criteria, market changes, or other factors. The Fund may invest a portion of its assets in investments that are economically tied to traditional emerging market countries.

The Fund will predominantly invest in equity securities. The Fund may invest in companies of any market capitalization. The Fund’s exposure to certain frontier markets typically will be effected through participation notes (“P-Notes”), which are equity-linked derivatives issued by banks or broker-dealers that are designed to replicate the performance of certain issuers. The Fund will have significant investments in the financial services and telecommunications services sectors. The Fund may invest up to 35% of its total assets in the securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the MSCI Frontier Markets Index.

The Adviser makes investment decisions, predominantly within a defined country universe and liquidity parameters, based on a combination of qualitative and quantitative factors, including macroeconomic factors (such as the overall economy and industry conditions) and company-specific factors (such as management quality). The Adviser may sell securities which no longer meet its investment criteria, to secure gains, limit losses or redeploy assets to more promising opportunities.

The Fund’s investments may be denominated in the local currency of the respective frontier markets country. As discussed in more detail below in the “Risks of Investing in Nigeria” and “Currency Risks,” there is a risk associated with holding investments in foreign currency. For example, Naira, Nigeria’s currency, is subject to capital controls and therefore the Fund has experienced challenges in converting Naira into other currencies, including U.S. dollars.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is the successor to the Frontier Silk Invest New Horizons Fund (the “Predecessor Fund”), a series of Frontier Funds, Inc. The Predecessor Fund reorganized into the Fund on April 9, 2018. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information for the period prior to the reorganization is that of the Predecessor Fund.

The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Institutional Class shares. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Institutional Class shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-797-9745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.silkinvest.com/silk-invest-new-horizons-frontier-fund
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Annual Total Return (year ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Best Quarter:	Second Quarter 2020	19.36%
Worst Quarter:	First Quarter 2020	(32.57)%

The Fund’s year-to-date return through September 30, 2023 is (3.08)%

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.08%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.57%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/22)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or U.S. taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns of the index presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The returns of the index presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling 1-800-797-9745, or data current to the most recent quarter end may be accessed on the Fund’s website at www.silkinvest.com/silk-invest-new-horizons-frontier-fund.

Silk Invest New Horizons Frontier Fund | MSCI Frontier Markets Index Adjusted (Net) (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(26.34%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(2.47%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.20%	[1]
Silk Invest New Horizons Frontier Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	There is a risk that you may lose money by investing in the Fund.
Silk Invest New Horizons Frontier Fund | Market And Geopolitical Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risks. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

Silk Invest New Horizons Frontier Fund | Equity Securities Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risks. Common stocks and other equity securities held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

Silk Invest New Horizons Frontier Fund | Stock Selection Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.
Silk Invest New Horizons Frontier Fund | Foreign Securities Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and imposition of foreign withholding taxes. Geopolitical events, including those in North Korea, Ukraine and the Middle East, may also cause market disruptions.

Silk Invest New Horizons Frontier Fund | Depositary Receipts Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipts Risks. The risks of depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)) include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability.

Silk Invest New Horizons Frontier Fund | Frontier Markets Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Frontier Markets Risks. Investments in frontier markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. Frontier market countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier market economies can be subject to greater social, economic, regulatory, and political uncertainties. Adverse government policies, taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in laws and regulations of frontier countries in which Fund investments may be made, including expropriation, nationalism and other confiscation, could result in loss. Frontier market securities also tend to be less liquid.

Silk Invest New Horizons Frontier Fund | Risks Of Investing In Nigeria [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of Investing in Nigeria. Nigeria’s foreign exchange policies have resulted in a sustained inability to convert Naira to other currencies, including U.S. dollars, and in the rare and infrequent instances when there is the ready ability to convert Naira to foreign currencies, significant delays have occurred. Recently, the Naira has depreciated significantly against the U.S. dollar. While the Naira experienced a modest depreciation in the official exchange rate, unofficial exchange rates experienced a far steeper depreciation, resulting in a large and sustained divergence between official and unofficial exchange rates. As a result of this divergence, fewer participants have expressed interest in converting U.S. dollars to Naira at the official exchange rate, which has curtailed the ability to convert Naira to U.S. dollars. The inability to (or a delay in the ability to) convert or repatriate Naira will adversely affect the value of and/or ability to convert the Fund’s investments denominated in Naira and may impede the Fund’s ability to satisfy redemption requests in U.S. dollars in a timely manner.

Because some of the holdings of the Fund are denominated in Naira, and in light of the fact that the Fund is presently unable to readily convert Naira to U.S. dollars, the Fund may be forced to borrow U.S. dollars in order to meet certain obligations of the Fund, including related to qualification as a regulated investment company (“RIC”) for purposes of the Internal Revenue Code of 1986, as amended (the “Code”). Such borrowing may increase the Fund’s total expense ratio. If the Fund experiences difficulty borrowing U.S. dollars in order to meet these obligations, the Fund’s ability to qualify as a RIC may be impacted. As of the date of this Prospectus, because the Fund is unable to readily convert Naira to U.S. dollars at the official Nigerian exchange rate, the Fund has conveyed to Authorized Participants that the Fund will honor requests for redemption principally by delivering Naira.

When the Fund holds illiquid investments, its portfolio may be harder to value. Unless and until the Fund is more readily able to convert Naira to U.S. dollars, the Fund will not convert U.S. dollars into additional exposure to Naira-denominated investments, and will opportunistically seek to repatriate U.S. dollars to shareholders through dividends or other distributions to the extent possible. U.S. dollars received by the Fund through creations and repatriations will be used to satisfy fund expenses or will be distributed to shareholders as part of a distribution, including, if necessary a return of capital.

Silk Invest New Horizons Frontier Fund | Country Concentration Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Country Concentration Risks. The Fund may not be diversified among countries or geographic regions and the effect on the Fund’s net asset value of the specific risks identified herein, such as political, regulatory, and currency risks, and risks of investing in any particular country (such as Nigeria) may be magnified due to concentration of the Fund’s investments in a particular country or region.

Silk Invest New Horizons Frontier Fund | Emerging Markets Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Risks. Emerging market countries may have relatively unstable governments, weaker economies and less developed legal systems with fewer securities holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Silk Invest New Horizons Frontier Fund | Valuation Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risks. The sale price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Silk Invest New Horizons Frontier Fund | Sector Weightings Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Weightings Risks. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Silk Invest New Horizons Frontier Fund | Financial Services Sector Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Financial Services Sector Risks. To the extent that the Fund invests a significant portion of its assets in the financial services sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the financial services sector. Companies in the financial services sector may also be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

Silk Invest New Horizons Frontier Fund | Telecommunication Services Sector Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Telecommunication Services Sector Risks. To the extent that the Fund invests a significant portion of its assets in the telecommunications services sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the telecommunications services sector. Companies in the telecommunication services sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.

Silk Invest New Horizons Frontier Fund | Currency Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risks. The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including, but not limited to, changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund (“IMF”) or managed adjustments in relative currency values and other protectionist measures imposed or negotiated by countries with which frontier market companies trade. For example, Nigeria has experienced economic challenges and liquidity issues with respect to its currency.

Silk Invest New Horizons Frontier Fund | Small And Medium Capitalization Company Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small- and Medium-Capitalization Company Risks. Small-capitalization and medium-capitalization companies are often more volatile and less liquid than investments in large capitalization companies. The frequency and volume of trading in securities of medium-capitalization and small-capitalization companies may be substantially less than is typical of large capitalization companies.

Silk Invest New Horizons Frontier Fund | P Note Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

P-Note Risks. P-Notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of an underlying security or market. The risks of P-Notes include many of the risks associated investing directly in foreign securities. Additionally, P-Notes may be subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligations under the notes.

Silk Invest New Horizons Frontier Fund | Management Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio management team to produce the desired results.
Silk Invest New Horizons Frontier Fund | Liquidity Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risks. From time to time, the trading market for a particular investment or type of security in which the Fund invests may become less liquid or even illiquid. The Fund may not be able to sell certain securities when the Adviser considers it desirable to do so and/or may have to sell the security at a lower price. Market prices for such securities may be volatile.

Silk Invest New Horizons Frontier Fund | Industry Concentration Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industry Concentration Risks. The Fund may invest up to 35% of its total assets in the securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the MSCI Frontier Markets Index. At any time the Fund has such a concentration of investments in a single industry group, it will be particularly vulnerable to adverse economic, political, and other factors that affect that industry group. Investment opportunities in many frontier market countries may be concentrated in the banking industry. In many frontier markets, banks are among the largest publicly-traded companies and their securities are among the most widely traded. The banking industry is a comparatively narrow segment of the economy generally, including in frontier market countries and, therefore, the Fund may experience greater volatility than portfolios investing in a less-concentrated fashion or a broader range of industries. Issuers in the banking industry may be subject to additional risks such as increased competition within the industry, or changes in legislation, or government regulations affecting the industry. The value of the Fund’s shares may be particularly vulnerable to factors affecting the banking industry, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation, and price competition. Such risks may be magnified with respect to securities of issuers in frontier markets.

Silk Invest New Horizons Frontier Fund | Issuer Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

Silk Invest New Horizons Frontier Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FSNHX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.04%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.07%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.02%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.05%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 208
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	852
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,522
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,312
Annual Return 2017	rr_AnnualReturn2017	18.09%
Annual Return 2018	rr_AnnualReturn2018	(19.50%)
Annual Return 2019	rr_AnnualReturn2019	3.28%
Annual Return 2020	rr_AnnualReturn2020	6.95%
Annual Return 2021	rr_AnnualReturn2021	18.93%
Annual Return 2022	rr_AnnualReturn2022	(17.59%)
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(17.59%)
5 Years	rr_AverageAnnualReturnYear05	(2.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2016
Silk Invest New Horizons Frontier Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.03%)
5 Years	rr_AverageAnnualReturnYear05	(3.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.75%)
Silk Invest New Horizons Frontier Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.99%)
5 Years	rr_AverageAnnualReturnYear05	(2.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.01%

[1]	The MSCI Frontier Markets Index captures large- and mid-cap representation across 28 Frontier Markets (FM) countries: Bahrain, Bangladesh, Burkina Faso, Benin, Croatia, Estonia, Guinea-Bissau, Iceland, Ivory Coast, Jordan, Kenya, Lithuania, Kazakhstan, Mauritius, Mali, Morocco, Niger, Nigeria, Oman, Pakistan, Romania, Serbia, Senegal, Slovenia, Sri Lanka, Togo, Tunisia and Vietnam. The index includes 99 constituents, covering about 85% of the free float-adjusted market capitalization in each country. The index includes the re-investment of dividends and is not reduced for any assumed trading costs or management fees or other assumed occurred expenses. It is not possible to invest directly in an index.
[2]	Includes line of credit and interest expense of 0.02%.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	The Fund’s adviser, Silk Invest Limited (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 2.00% of the Fund’s average daily net assets for Institutional Class shares through October 31, 2024. This expense cap may not be terminated prior to this date except by the Board of Trustees upon sixty days’ written notice to the Adviser. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.